Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial assets and financial liabilities

13	Financial assets and financial liabilities

13.1	Financial assets

	2023	2022
At amortized cost:
Trade receivables	585,923	495,399
	585,923	495,399
Current	546,438	452,831
Non-current	39,485	42,568

13.2	Financial liabilities

	2023	2022
At amortized cost:
Trade payables	108,222	71,482
Loans and financing	1,800,775	1,882,901
Lease liabilities	874,569	769,525
Accounts payable to selling shareholders	566,867	528,678
Notes payable	-	62,176
	3,350,433	3,314,762
Current	678,370	573,030
Non-current	2,672,063	2,741,732

13.2.1	Loans and financing

Financial institution	Currency	Interest rate	Maturity	2023	2022

Banco Itaú Unibanco S.A. (a)	Brazilian real	CDI + 1.90% p.y.	2025	412,880	518,134
FINEP (b)	Brazilian real	TJLP p.y.	2027	11,193	8,418
Banco Itaú Unibanco S.A. (c)	Brazilian real	CDI + 1.75% p.y.	2024	21,405	32,252
Softbank (d)	Brazilian real	6.5% p.y.	2026	825,957	824,258
Debentures (e)	Brazilian real	CDI + 1.80% p.y.	2028	529,340	499,839
				1,800,775	1,882,901
Current				179,252	145,202
Non-current				1,621,523	1,737,699

(a) On October 1, 2020, Afya Brazil entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$500,000 adjusted by the CDI rate plus an interest rate of 1.62% per year and is repayable in three installments in October 2022, April 2023 and October 2023. This agreement has financial covenants and the Company should not reduce its EBITDA by 50% or more year over year. As of December 31, 2023, the Company is compliant with all obligations set forth in this agreement.

On September 28, 2022, Afya Brazil signed an amendment with Banco Itaú Unibanco S.A in order to extend its debt profile, postponing the original repayments dates from 2022 and 2023 to 2023, 2024 and 2025. Due to such extension, the spread over CDI rate increased from 1.62% p.y to 1.90% p.y.

(b) On July 23, 2019, Medcel entered into a loan of R$16,153 with Financiadora de Estudos e Projetos (“FINEP”), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), and maturity in 2027. The first and second tranches of R$6,734 and R$4,130, respectively, were drawdown in October 2019 and December 2020, respectively, and new tranches were drawdown in March and June 2023 totaling R$5,288 in order to develop the Medical web series and other digital content. There is no financial covenant related to this agreement. The total balance is guaranteed by a bank financial guarantee.

(c) On October 28, 2020, UnifipMoc entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$30,000. On June 30, 2021, this agreement was amended and is now adjusted by the CDI rate plus an interest rate of 1.75% per year and is repayable in three installments in July 2023, January 2024 and July 2024. There is no financial covenant related to this agreement.

(d) On April 26, 2021, the Company issued and sold 150,000 shares of perpetual convertible preferred shares designated as Series A perpetual convertible preferred shares, with a par value of US$0.00005 per share of the Company for US$150,000 thousands, equivalent to R$821,805 on the issuance date. The Series A perpetual convertible preferred shares is a class of equity security that ranks senior to the common shares with respect to dividend rights or rights upon liquidation.

Each Series A perpetual convertible preferred share is entitled to a cash dividend of 6.5% per annum and is convertible, at the holder’s discretion, into the Company’s Class A common shares at an initial conversion price of US$25.35. The Company may require the conversion of any or all of the Series A perpetual convertible preferred shares at any time on or after the three-year anniversary of the original issuance date if certain conditions set forth in the certificate of designation are met (if for 20 out of 30 consecutive trading days prior, Afya’s stock price is equal or above 150% of the conversion rate). The Company may also redeem any or all of the Series A perpetual convertible preferred shares for cash, shares of its common shares or a combination thereof at its election, at any time on or after the seven-year anniversary of the original issuance date as determined in the certificate of designation. On or after the five-year anniversary of the original issuance date, the holders of the Series A convertible perpetual preferred shares shall have the right to redeem all of the outstanding Series A convertible perpetual preferred shares for cash, the Company’s common shares or a combination thereof (at the Company’s election, subject to certain conditions) to be determined in the certificate of designation. Upon the occurrence of a change of control, the holders will have the right to redeem their Series A convertible perpetual preferred shares for cash at a price set forth in the certificate of designation.

The Series A convertible perpetual preferred shares will be entitled with the same voting rights of the common shares only when converted into it.

The Company determined that the Series A perpetual convertible preferred shares should be classified as financial liability at amortized cost upon their issuance since is redeemable primarily according to the decision of the holder and there is a contractual obligation to deliver assets (cash, shares of its common shares or a combination thereof) that could not be avoided by the Company in an event of redemption. The financial liability is denominated in Brazilian Reais and thus not subject to foreign exchange changes.

In addition, as the entire instrument is classified as a liability, the embedded put option to redeem the Series A perpetual convertible preferred shares for cash is an embedded derivative. The embedded derivative will not be treated separately once the exercise price of the option is closely related to the host contract.

The initial transaction costs that are directly attributable to the issuance of Series A perpetual convertible preferred shares were measured at fair value together with the financial liability on initial measurement. The transaction costs totaled R$13,030, including legal counsels and advisors.

(e) On December 16, 2022, Afya Brazil issued 500,000 simple, non-convertible, unsecured debentures in a single series, each with a par value of R$1, totaling an aggregate amount of R$500.000, by means of a public distribution with restricted placement efforts in the Brazilian market, under the terms of the Brazilian Securities Commission (“CVM”) Rule No. 476. Afya expects to use the proceeds of the offering for general corporate purposes, strengthening its cash position, and extending its debt maturity profile. The debentures were issued with a maturity date of January 15, 2028, with the principal to be amortized in two equal installments payable on January 15, 2027 and January 15, 2028, corresponding to the fourth and fifth years of the transaction, respectively. The debentures bear interest at 100% of the CDI rate (the average of interbank overnight rates in Brazil, based on 252 business days) plus 1.80% per year, payable semi-annually on January 15 and July 15 of each year, until the maturity date.

This transaction is subject to certain obligations including financial covenants. According to this offering, Afya shall maintain net debt (excluding Softbank transaction and lease liabilities) to adjusted EBITDA ratio below or equal to 3.0 x, at the end of each fiscal year, until maturity date. Adjusted EBITDA considers net income plus (i) income taxes expenses, (ii) net financial result (excluding interest expenses on lease liabilities), (iii) depreciation and amortization expenses (excluding right-of-use depreciation expenses), (iv) share-based compensation expenses, (v) share of income of associate, (vi) interest received and (vii) non-recurring expenses. As of December 31, 2023, the Company is compliant with all obligations set forth in the deed of issuance.

The transaction costs that are directly attributable to the issuance of debentures were measured at fair value together with the financial liability on initial measurement. The transaction costs totaled R$3,115, including legal counsels and advisors.

13.2.2	Leases

The Company has lease contracts for properties. The lease contracts generally have maturities in the lease terms between five and 30 years. There are no sublease or variable payments in-substance lease agreements in the period.

The carrying amounts of right-of-use assets and lease liabilities as of December 31, 2023, 2022 and 2021 and the movements during the years are described below:

	Right-of-use assets	Lease liabilities

As of January 1, 2021	419,074	447,703
Additions	62,689	62,689
Remeasurement	95,962	95,962
Business combinations	139,514	139,514
Depreciation expense	(43,237)	-
Interest expense	-	67,212
Payments of lease liabilities	-	(20,075)
Payments of interest	-	(67,676)
Write-off (i)	(10,316)	(11,244)
As of December 31, 2021	663,686	714,085
Current	-	24,955
Non-current	663,686	689,130

	Right-of-use assets	Lease liabilities

As of January 1, 2022	663,686	714,085
Additions	42,250	42,250
Remeasurement	58,623	58,623
Depreciation expense	(54,684)	-
Interest expense	-	88,571
Payments of lease liabilities	-	(28,511)
Payments of interest	-	(85,001)
Write-off (i)	(19,802)	(20,492)
As of December 31, 2022	690,073	769,525
Current	-	32,459
Non-current	690,073	737,066

	Right-of-use assets	Lease liabilities
As of January 1, 2023	690,073	769,525
Additions	7,328	7,328
Remeasurement	70,387	70,387
Business combination	65,408	65,408
Depreciation expense	(63,118)	-
Interest expense	-	100,849
Payments of lease liabilities	-	(31,473)
Payments of interest	-	(103,911)
Write-off (i)	(2,469)	(3,544)
As of December 31, 2023	767,609	874,569
Current	-	36,898
Non-current	767,609	837,671

(i)	Refers to anticipated termination of real estate leasing contracts.

The Company recognized lease expense from short-term leases and low-value assets of R$10,871 for the year ended December 31, 2023 (R$12,153 and R$11,229 for the years ended December 31, 2022 and 2021, respectively).

13.2.3	Accounts payable to selling shareholders

	2023	2022

Acquisition of IPEMED (a)	12,805	22,654
Acquisition of UniRedentor (b)	27,155	72,064
Acquisition of UniSL (c)	15,064	37,301
Acquisition of FCMPB (d)	63,168	111,755
Acquisition of Medical Harbour (e)	3,000	4,053
Acquisition of Shosp (f)	454	2,206
Acquisition of Unigranrio (g)	156,235	216,716
Acquisition of RX PRO (h)	-	1,781
Acquisition of Guaranhuns (i)	-	30,653
Acquisition of Além da Medicina (j)	18,325	11,996
Acquisition of CardioPapers (k)	14,173	7,979
Acquisition of Glic (l)	-	9,520
Acquisition of DelRey (m)	256,488	-
	566,867	528,678
Current	353,998	261,711
Non-current	212,869	266,967

	2023	2022	2021

Opening balance	528,678	679,826	518,240
Cash flows - Payments and deductions	(225,460)	(236,760)	(180,020)
Payment of interest (i)	(55,989)	(24,428)	(12,661)
Acquisition of licenses	-	24,408	54,000
Interest	85,069	68,064	31,915
Additions - Consideration to be transferred on business combinations	234,000	-	243,816
Consideration to be transferred on business combinations (earn-outs)	-	27,921	24,536
Reversals	-	(10,353)	-
Remeasurement of earn-outs (ii)	2,556	-	-
Other	(1,987)	-	-
Closing balance	566,867	528,678	679,826

(i)	Payment of interest from acquisition of subsidiaries are included in cash flows from investing activities.
(ii)	During the measurement period, management’s expectation has been reviewed based on performance for revenue goals and the contingent consideration for the acquisition of Além da Medicina, CardioPapers and Glic have been remeasured by R$4,773, R$5,082 and (R$7,299), respectively, totaling R$2,556 as of December 31, 2023. These are measured by the Company at the present value.

(a) On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$45,303 is payable in five equal installments of R$9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.

(b) On January 31, 2020, Afya Brazil acquired 100% of UniRedentor and R$100,000 is payable in five equal installments from January 2021 through July 2024, adjusted by the CDI rate. The purchase consideration was adjusted by R$4,503 and such amount was deducted from the first installment paid in February 2021.

(c) On May 5, 2020, Afya Brazil acquired 100% of UniSL and R$60,456 was paid in three equal installments through May 2023, adjusted by the CDI rate. The purchase consideration was adjusted by R$7,816 and such amount was deducted from the first installment paid on May 5, 2021. The open balance as of December 2023 relates to the amount due from additional seats and will be paid in 2024.

(d) On November 9, 2020, Afya Brazil acquired 100% of FCMPB and R$188,894 is payable in four installments through November 2024, adjusted by the CDI rate.

(e) On April 8, 2021, Afya Brazil acquired 100% of Medical Harbour and an earn-out of R$9,000 is payable in relation to product development goals for 2021 and 2022 and revenue achievements for 2023. The contingent consideration of R$3,000 will be paid in 2024 and is based on the facts and circumstances as of December 31, 2023.

(f) On May 13, 2021, Afya Brazil acquired 100% of Shosp which included an earn-out of R$513 paid in August 2023 related to product development and R$454 will be paid until 2026.

(g) On August 4, 2021, Afya Brazil acquired 100% of Unigranrio. The adjusted aggregate purchase price was R$618,956 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate.

(h) On October 1, 2021, Afya Brazil acquired 100% of RX PRO and an earn-out of up to R$21,000 is payable in relation to revenue achievements until 2024. The contingent consideration of R$1,781 accounted for on December 31, 2022 was remeasured and reversed in 2023 based on the facts and circumstances as of December 31, 2023.

(i) On November 5, 2021, Afya Brazil concluded the acquisition of 100% of ITPAC Garanhuns and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 was paid in two equal installments, adjusted by the CDI rate, in November 2022 and November 2023.

(j) On March 4, 2022, Afya Brazil acquired 100% of Além da Medicina and an earn-out of up to R$19,200 is payable in connection with revenue target achievements and product development goals for 2023 and 2024. The purchase consideration was adjusted by R$763 in favor of the selling shareholders. The contingent consideration of R$18,325 is based on the estimated payment considering the facts and circumstances as of December 31, 2023.

(k) On April 5, 2022, Afya Brazil acquired 100% of CardioPapers and an earn-out of up to R$15,000 is payable in connection with revenue target achievements and other goals regarding credentials in the market for 2023 and 2024. The purchase consideration was adjusted by R$333 in favor of Afya. The contingent consideration of R$14,173 is based on the estimated payment considering the facts and circumstances as of December 31, 2023.

(l) On March 23, 2022, Afya Brazil acquired 100% of Glic and an earn-out of up to R$12,000 is payable in connection with revenue target achievements for 2023 and 2024 and product development goals. The contingent consideration of R$9,520 accounted for in December 31, 2022, was partially paid in 2023 (R$3,000) and the remaining balance was remeasured and reversed in 2023 considering the facts and circumstances as of December 31, 2023.

(m) On January 2, 2023, Afya Brazil acquired 100% of DelRey. The aggregate purchase price is R$816,236 of which R$575,000 was paid in cash on the transaction closing date, and R$234,000 (which includes R$16,000 purchase consideration adjustment, in favor of the Company) is payable in cash in three annual installments, respectively, of R$134,000 in January 2024, R$50,000 in January 2025 and R$50,000 in January 2026, adjusted by the SELIC rate. The aggregate purchase also includes R$7,236 estimated at fair value at the date of acquisition related to an offer of AFYA’s digital solutions free of charge until December 31, 2030, for students of medicine of universities owned by the sellers and not part of the transaction.

13.2.4	Notes payable

With the acquisition of UniSL, Afya Brazil assumed notes payable regarding the previous acquisition of a portion of the operations of Universidade Luterana do Brasil (ULBRA) by UniSL in auction by the end of 2018. Two of the UniSL campuses, located in the cities of Ji-Paraná and Porto Velho, State of Rondônia, were acquired in such transaction. As of December 31, 2023, all balances of Notes payable were paid and adjusted by 100% of IPCA-E. Below are the carrying amounts of notes payable and the movements during the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021

Opening balance	62,176	72,726	76,181
Payments (i)	(49,347)	(12,000)	(9,800)
Payments of interest (i)	(15,529)	(3,008)	(1,268)
Monetary indexation	2,700	4,458	7,613
Closing balance	-	62,176	72,726
Current	-	62,176	14,478
Non-current	-	-	58,248

(i)	The amounts are included in cash flows from investing activities.

13.3	Fair values

The table below is a comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Trade receivables (non-current)	39,485	39,485	42,568	42,568
	39,485	39,485	42,568	42,568

Financial liabilities
Loans and financing	1,800,775	1,795,752	1,882,901	1,934,295
Lease liabilities	874,569	874,569	769,525	769,525
Accounts payable to selling shareholders	566,867	566,867	528,678	528,678
Notes payable	-	-	62,176	62,176
	3,242,211	3,237,188	3,243,280	3,294,674

The Company assessed that the fair values of current trade receivables and other current assets, trade payables, advances from customers and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments. The financial instruments for which the fair value are disclosed are based on Level 2 fair value measurement hierarchy. There has been no change in fair value hierarchy during the years ended December 31, 2023 and 2022.

The fair value of interest-bearing borrowings and loans are determined by using the DCF method using a discount rate that reflects the issuer’s borrowing rate as of the end of the reporting period. The own non-performance risk at December 31, 2023 was assessed to be insignificant.

13.4	Financial instruments risk management objectives and policies

The Company’s main financial liabilities comprise loans and financing, lease liabilities, accounts payable to selling shareholders, notes payable, trade payables and advances from customers. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s main financial assets include trade receivables and cash and cash equivalents.

The Company is exposed to market risk, credit risk and liquidity risk. The Company monitors market, credit and liquidity risks in line with the objectives of capital management and counts on the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company’s policy is that no trading of derivatives for speculative purposes may be undertaken. The Board of Directors reviews and agrees with policies for managing each of these risks, which are summarized below.

13.4.1	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s exposure to market risk is related to interest rate and foreign currency risk. The sensitivity analysis in the following sections relates to the position as of December 31, 2023.

a) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s cash equivalents, loans and financing, accounts payable to selling shareholders and notes payable, with floating interest rates.

Sensitivity analysis

The table below demonstrates the sensitivity to a reasonably possible change in interest on cash equivalents, loans and financing, accounts payable to selling shareholders and notes payable. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rates, as follows:

	2023	Index - % per year	Base rate
Cash equivalents	518,111	100.8% of CDI	60,846
Loans and financing	(529,340)	CDI + 1.8%	(71,196)
Loans and financing	(412,880)	CDI + 1.9%	(55,945)
Loans and financing	(11,193)	TJLP	(733)
Loans and financing	(21,405)	CDI + 1.75%	(2,868)
Accounts payable to selling shareholders	(274,428)	CDI	(31,971)
Accounts payable to selling shareholders	(256,488)	SELIC	(29,881)
Net exposure			(131,748)

	Increase in basis points
	+75	+150
Effect on profit before tax	(7,407)	(14,814)

b) Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of exposure will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates to cash and cash equivalents denominated in U.S. dollars in the amount of R$23,173 as of December 31, 2023 (December 31, 2022: R$24,447).

Sensitivity analysis

The table below demonstrates the sensitivity in the Company’s income before income taxes of a 10% change in the U.S. dollar exchange rate (R$4.8413 to U.S. dollar 1.00) as of December 31, 2023, with all other variables held constant.

	Exposure	+10%	-10%

Cash equivalents	23,173	2,317	(2,317)

13.4.2	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including cash and cash equivalents.

Customer credit risk is managed by the Company based on the established policy, procedures and control relating to customer credit risk management. Outstanding customer receivables are regularly monitored. See Note 7 for additional information on the Company’s trade receivables.

Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty.

The Company’s maximum exposure to credit risk for the components of the statements of financial position on December 31, 2023 and 2022 is the carrying amounts of its financial assets.

13.4.3	Liquidity risk

The Company’s Management has responsibility for monitoring liquidity risk. In order to achieve the Company’s objective, Management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for suppliers, operating expenses, labor and social obligations, loans and financing and accounts payable to selling shareholders.

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	108,222	-	-	-	108,222
Loans and financing	298,981	1,383,255	568,326	-	2,250,562
Lease liabilities	137,735	268,724	255,456	1,261,213	1,923,128
Accounts payable to selling shareholders	387,693	231,478	-	-	619,171
Advances from customers	153,485	-	-	-	153,485
	1,086,116	1,883,457	823,782	1,261,213	5,054,568

As of December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	71,482	-	-	-	71,482
Loans and financing	287,741	788,190	1,237,599	-	2,313,530
Lease liabilities	117,506	234,688	219,127	1,139,771	1,711,092
Accounts payable to selling shareholders	282,481	339,281	-	-	621,762
Notes payable	62,176	-	-	-	62,176
Advances from customers	133,050	-	-	-	133,050
	954,436	1,362,159	1,456,726	1,139,771	4,913,092

13.5	Changes in liabilities arising from financing activities

	January 1, 2023	Payments of principal	Payments of interest	Additions	Interest	Business combination	Other	December 31, 2023

Loans and financing (i)	1,882,901	(112,630)	(175,889)	5,288	197,678	-	3,427	1,800,775
Lease liabilities (i)	769,525	(31,473)	(103,911)	77,715	100,849	65,408	(3,544)	874,569
Dividends payable	-	(18,750)	-	18,750	-	-	-	-
	2,652,426	(162,853)	(279,800)	101,753	298,527	65,408	(117)	2,675,344

	January 1, 2022	Payments of principal	Payments of interest	Additions	Interest	Business combinations	Other	December 31, 2022

Loans and financing (i)	1,374,876	(1,791)	(116,587)	496,885	127,559	-	1,959	1,882,901
Lease liabilities (i)	714,085	(28,511)	(85,001)	100,873	88,571	-	(20,492)	769,525
Dividends payable	-	(19,736)	-	19,736	-	-	-	-
	2,088,961	(50,038)	(201,588)	617,494	216,130	-	(18,533)	2,652,426

	January 1, 2021	Payments of principal	Payments of interest	Additions (ii)	Interest	Business combinations	Other	December 31, 2021

Loans and financing (i)	617,485	(107,766)	(50,310)	809,539	68,909	36,591	428	1,374,876
Lease liabilities (i)	447,703	(20,075)	(67,676)	158,651	67,212	139,514	(11,244)	714,085
Dividends payable	-	(18,648)	-	18,648	-	-	-	-
	1,065,188	(146,489)	(117,986)	986,838	136,121	176,105	(10,816)	2,088,961

(i)	Payment of interest of loan and financing and lease liabilities are included in cash flows from financing activities.
(ii)	The additions of loans and financing in 2021 include proceeds from the SoftBank transaction of R$822,569, net of the transaction costs of R$13,030.